Loss Per Share	12 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [text block] [Abstract]
LOSS PER SHARE
34	LOSS PER SHARE

The basic loss per common share has been calculated by dividing the loss of the year attributable to the Corporate’s common shareholders by the weighted average of the number of common shares outstanding during that year. No diluted loss per common share has been calculated because there is no potential diluent common or investment shares (ie, financial instruments or agreements that entitle to obtain common or investment shares); therefore, it is the same as the loss per basic share.

For the periods ended December 31, 2019, 2020 and 2021, the basic loss per common share is as follows:

		2019	2020	2021

Loss attributable to owners of the Company during the period		(884,721)	(217,871)	(153,210)
Weighted average number of shares in issue at S/1.00 each, at December 31,		822,213,119	871,917,855	871,917,855
Basic loss per share (in S/)	(*)	(1.076)	(0.250)	(0.176)

		2019	2020	2021

Loss from continuing operations attributable to owners of the Company during the period		(840,762)	(200,947)	(126,436)

Weighted average number of shares in issue at S/1.00 each, at December 31,		822,213,119	871,917,855	871,917,855

Basic loss per share (in S/)	(*)	(1.023)	(0.230)	(0.145)

(*)	The Corporation does not have common shares with dilutive effects as of December 31, 2019, 2020 and 2021.